American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value ETF (AVLV)
May 31, 2026

Avantis U.S. Large Cap Value ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.1%
ATI, Inc.(1)	92,660	16,230,326
Air Freight and Logistics — 2.1%
Expeditors International of Washington, Inc.	323,517	51,112,451
FedEx Corp.	246,421	101,463,847
United Parcel Service, Inc., Class B	1,142,027	121,842,860
		274,419,158
Automobile Components — 0.8%
Aptiv PLC(1)	278,248	18,904,169
Autoliv, Inc.	199,994	25,423,237
BorgWarner, Inc.	601,573	43,204,973
Lear Corp.	99,192	14,196,359
Versigent PLC(1)	61,547	2,715,454
		104,444,192
Automobiles — 1.3%
Ford Motor Co.	1,672,776	29,173,213
General Motors Co.	1,722,067	143,344,857
		172,518,070
Banks — 2.9%
Bank OZK	77,341	3,742,531
Cullen/Frost Bankers, Inc.	3,856	522,565
East West Bancorp, Inc.	324,042	39,708,107
First Citizens BancShares, Inc., Class A	4,446	8,849,808
JPMorgan Chase & Co.	766,481	229,415,428
Popular, Inc.	3,472	515,696
Wells Fargo & Co.	920,915	71,407,749
Wintrust Financial Corp.	71,203	10,696,827
Zions Bancorp NA	241,985	15,111,963
		379,970,674
Beverages — 0.4%
Brown-Forman Corp., Class A	594	15,878
Brown-Forman Corp., Class B	15,428	396,808
Coca-Cola Consolidated, Inc.	87,312	15,127,677
Constellation Brands, Inc., Class A	188,797	26,208,800
Molson Coors Beverage Co., Class B	295,891	11,696,571
		53,445,734
Biotechnology — 1.6%
Exelixis, Inc.(1)	667,538	33,697,318
Gilead Sciences, Inc.	1,230,556	165,423,643
United Therapeutics Corp.(1)	19,203	10,692,615
		209,813,576
Broadline Retail — 3.2%
Amazon.com, Inc.(1)	1,508,827	408,348,939
Coupang, Inc.(1)	6,487	107,684
Dillard's, Inc., Class A(2)	8,689	5,128,335
Macy's, Inc.	219,337	4,772,773
		418,357,731
Building Products — 0.6%
A.O. Smith Corp.	131,153	7,438,998
Advanced Drainage Systems, Inc.	176,695	24,588,876

Armstrong World Industries, Inc.	122,317	19,313,855
Owens Corning	233,039	29,320,967
		80,662,696
Capital Markets — 3.8%
Ameriprise Financial, Inc.	189,385	84,410,788
Charles Schwab Corp.	418,967	36,596,768
Evercore, Inc., Class A	46,470	15,839,764
FactSet Research Systems, Inc.	8,343	2,047,956
Galaxy Digital, Inc., Class A(1)(2)	582,618	17,233,840
Goldman Sachs Group, Inc.	12,158	12,468,759
Jefferies Financial Group, Inc.	33,940	1,789,317
LPL Financial Holdings, Inc.	132,314	36,223,604
MarketAxess Holdings, Inc.	120	15,605
Morgan Stanley	845,476	175,859,008
Northern Trust Corp.	337,296	55,805,623
StoneX Group, Inc.(1)	69,185	7,842,120
T. Rowe Price Group, Inc.	359,812	37,611,148
Virtu Financial, Inc., Class A	129,742	6,506,561
		490,250,861
Chemicals — 1.2%
Air Products & Chemicals, Inc.	133	37,056
Cabot Corp.	46,656	4,082,867
CF Industries Holdings, Inc.	403,975	45,386,591
LyondellBasell Industries NV, Class A	632,822	42,177,586
NewMarket Corp.	18,795	14,539,436
Solstice Advanced Materials, Inc.	516,676	43,519,620
		149,743,156
Communications Equipment — 0.1%
Viasat, Inc.(1)	199,089	16,050,555
Construction and Engineering — 1.1%
Argan, Inc.	30,137	20,101,982
Dycom Industries, Inc.(1)	53,838	27,457,380
EMCOR Group, Inc.	50,817	42,016,512
Fluor Corp.(1)	22,260	1,018,618
IES Holdings, Inc.(1)(2)	19,321	13,106,400
MYR Group, Inc.(1)	10,557	4,909,638
Primoris Services Corp.	74,011	9,309,103
Valmont Industries, Inc.	44,170	22,960,008
		140,879,641
Construction Materials — 0.1%
Eagle Materials, Inc.	76,954	17,020,686
Consumer Finance — 1.9%
Ally Financial, Inc.	709,537	30,375,279
American Express Co.	411,318	130,169,807
Credit Acceptance Corp.(1)(2)	90	51,628
OneMain Holdings, Inc.	304,337	16,832,880
SLM Corp.	414,527	9,169,337
Synchrony Financial	839,834	59,997,741
		246,596,672
Consumer Staples Distribution & Retail — 5.6%
BJ's Wholesale Club Holdings, Inc.(1)	346,885	29,582,353
Costco Wholesale Corp.	276,617	264,534,369
Dollar General Corp.	489,908	54,188,724
Dollar Tree, Inc.(1)	476,840	55,523,250
Kroger Co.	1,209,219	75,152,961

Sprouts Farmers Market, Inc.(1)	245,994	20,324,024
Target Corp.	844,417	107,300,068
Walmart, Inc.	989,041	114,481,496
		721,087,245
Containers and Packaging — 0.5%
International Paper Co.	78,776	2,636,633
Packaging Corp. of America	186,142	40,748,345
Smurfit Westrock PLC	449,409	18,493,180
		61,878,158
Diversified Consumer Services — 0.0%
Grand Canyon Education, Inc.(1)	31,770	4,760,734
Diversified Telecommunication Services — 2.5%
Comcast Corp., Class A	3,851,722	95,792,326
Globalstar, Inc.(1)	140,740	11,851,715
Verizon Communications, Inc.	4,412,580	210,965,450
		318,609,491
Electrical Equipment — 0.5%
EnerSys	540	123,104
Nextpower, Inc., Class A(1)	375,712	58,761,357
		58,884,461
Electronic Equipment, Instruments and Components — 1.3%
Flex Ltd.(1)	907,130	136,777,061
Ingram Micro Holding Corp.	4,556	128,707
Jabil, Inc.	1,077	392,631
Sanmina Corp.(1)	93,767	24,354,103
		161,652,502
Energy Equipment and Services — 1.4%
Archrock, Inc.	45,888	1,536,789
Halliburton Co.	1,538,194	59,758,837
Kodiak Gas Services, Inc.	109,871	7,344,876
Noble Corp. PLC	182,108	8,464,380
NOV, Inc.	739,726	14,764,931
TechnipFMC PLC	1,019,546	69,757,337
Weatherford International PLC	155,107	16,075,290
		177,702,440
Entertainment — 0.9%
Netflix, Inc.(1)	1,371,850	118,006,537
Financial Services — 0.7%
Corebridge Financial, Inc.	675,119	18,228,213
Enact Holdings, Inc.	8,630	360,648
Jack Henry & Associates, Inc.	57,210	7,798,867
Jackson Financial, Inc., Class A	216,705	22,344,453
MGIC Investment Corp.	387,533	9,773,582
PayPal Holdings, Inc.	250,660	11,217,035
Radian Group, Inc.	465	15,880
Visa, Inc., Class A	55,604	18,146,921
		87,885,599
Food Products — 0.6%
Archer-Daniels-Midland Co.	381,694	30,451,547
Cal-Maine Foods, Inc.	38,010	2,840,107
Hershey Co.	52,545	10,195,307
Ingredion, Inc.	169,155	17,159,083
Lamb Weston Holdings, Inc.	284,064	12,265,884
Pilgrim's Pride Corp.	126,204	3,572,835
Smithfield Foods, Inc.	4,947	127,781
		76,612,544

Ground Transportation — 4.4%
CSX Corp.	3,002,228	135,880,839
JB Hunt Transport Services, Inc.	207,569	57,378,299
Landstar System, Inc.	36,504	7,552,678
Norfolk Southern Corp.	297,571	90,747,252
Old Dominion Freight Line, Inc.	234,524	52,803,079
Ryder System, Inc.	120,093	30,125,329
Schneider National, Inc., Class B	483	17,069
U-Haul Holding Co.(1)(2)	100	5,789
U-Haul Holding Co.	12,652	658,157
Union Pacific Corp.	749,428	196,829,770
		571,998,261
Health Care Equipment and Supplies — 0.6%
Dexcom, Inc.(1)	560,634	41,341,151
Edwards Lifesciences Corp.(1)	253	21,877
Lantheus Holdings, Inc.(1)	119,019	11,818,587
Masimo Corp.(1)	112,464	20,069,201
		73,250,816
Health Care Providers and Services — 0.6%
Centene Corp.(1)	945,380	56,344,648
Encompass Health Corp.	22,536	2,385,435
Universal Health Services, Inc., Class B	114,463	16,724,189
		75,454,272
Hotels, Restaurants and Leisure — 2.8%
Boyd Gaming Corp.	141,188	11,673,424
Brinker International, Inc.(1)	58,570	8,339,196
Carnival Corp. Ltd.	2,411,845	67,676,371
Chipotle Mexican Grill, Inc.(1)	1,857,387	59,176,350
Las Vegas Sands Corp.	619,145	31,310,163
Norwegian Cruise Line Holdings Ltd.(1)	1,375,916	25,234,299
Royal Caribbean Cruises Ltd.	358,472	102,031,885
Super Group SGHC Ltd.	203,346	2,531,658
Texas Roadhouse, Inc.	180,469	32,596,311
Viking Holdings Ltd.(1)	159,500	14,691,545
		355,261,202
Household Durables — 0.3%
Installed Building Products, Inc.	112	23,518
Lennar Corp., B Shares	4,579	403,318
Lennar Corp., Class A	52,112	4,678,615
NVR, Inc.(1)	3,910	23,869,768
PulteGroup, Inc.	112,500	13,295,250
		42,270,469
Independent Power and Renewable Electricity Producers — 0.4%
Ormat Technologies, Inc.	57,392	7,875,904
Talen Energy Corp.(1)	101,282	39,175,878
		47,051,782
Insurance — 7.8%
Allstate Corp.	460,713	94,948,342
American Financial Group, Inc.	140,478	18,234,044
American International Group, Inc.	953,645	70,789,068
Arch Capital Group Ltd.(1)	638,188	57,015,716
Assurant, Inc.	129,000	32,104,230
Axis Capital Holdings Ltd.	225,888	21,443,548
Chubb Ltd.	183,118	57,083,374
CNA Financial Corp.	230	9,674

Erie Indemnity Co., Class A	20,003	4,262,039
Fidelity National Financial, Inc.	119,085	5,638,675
First American Financial Corp.	56,784	3,760,804
Globe Life, Inc.	207,195	31,750,562
Hanover Insurance Group, Inc.	34,065	6,342,903
Hartford Insurance Group, Inc.	609,119	77,437,299
Kinsale Capital Group, Inc.	18,206	5,548,643
Lincoln National Corp.	238,669	8,422,629
Markel Group, Inc.(1)	4,315	7,834,271
MetLife, Inc.	893,426	73,877,396
Oscar Health, Inc., Class A(1)	576,130	12,807,370
Primerica, Inc.	95,779	25,857,457
Principal Financial Group, Inc.	402,450	41,701,869
Progressive Corp.	703,031	133,857,102
Prudential Financial, Inc.	578,241	58,194,174
RenaissanceRe Holdings Ltd.	125,400	35,155,890
Travelers Cos., Inc.	393,927	114,983,352
Unum Group	554	46,109
		999,106,540
Interactive Media and Services — 2.8%
Alphabet, Inc., Class A	21,206	8,065,490
Alphabet, Inc., Class C	3,859	1,452,644
Meta Platforms, Inc., Class A	556,832	352,201,808
		361,719,942
IT Services — 0.2%
CoreWeave, Inc., Class A(1)	181,837	19,916,607
Machinery — 4.3%
AGCO Corp.	44,345	4,979,057
Caterpillar, Inc.	370,730	324,711,285
Cummins, Inc.	83,595	54,055,035
Deere & Co.	226,973	123,060,221
Graco, Inc.	61	4,602
Mueller Industries, Inc.	164,470	21,150,842
Terex Corp.	21,764	1,266,230
Toro Co.	275,556	24,766,973
		553,994,245
Media — 0.3%
Fox Corp., Class A	314,216	20,084,687
Fox Corp., Class B	222,794	12,786,148
Paramount Skydance Corp., Class B	490,702	5,206,348
		38,077,183
Metals and Mining — 0.7%
Commercial Metals Co.	21,264	1,617,127
Freeport-McMoRan, Inc.	1,448,464	95,178,570
		96,795,697
Oil, Gas and Consumable Fuels — 11.6%
Antero Midstream Corp.	742,584	15,564,561
Antero Resources Corp.(1)	264,400	9,452,300
APA Corp.	1,040,632	37,910,224
Cheniere Energy, Inc.	375,800	84,502,388
Chord Energy Corp.	122,778	16,190,735
Comstock Resources, Inc.(1)(2)	15,456	206,028
ConocoPhillips	1,321,866	150,666,287
Devon Energy Corp.	2,373,220	105,584,558
Diamondback Energy, Inc.	251,330	48,124,668

EOG Resources, Inc.	866,543	115,579,505
EQT Corp.	550,048	30,214,137
Expand Energy Corp.	325,267	30,243,326
Exxon Mobil Corp.	2,288,260	332,392,648
Hess Midstream LP, Class A	350,418	13,140,675
HF Sinclair Corp.	303,051	21,180,234
Magnolia Oil & Gas Corp., Class A	101,450	2,775,672
Marathon Petroleum Corp.	153,152	38,099,623
Matador Resources Co.	288,992	15,489,971
Murphy Oil Corp.	105,803	3,829,011
Occidental Petroleum Corp.	1,219,662	69,069,459
ONEOK, Inc.	333,993	28,035,372
Ovintiv, Inc.	598,987	33,567,231
Permian Resources Corp.	1,886,029	36,268,338
Range Resources Corp.	545,541	21,248,822
SM Energy Co.	241,955	7,430,438
Targa Resources Corp.	419,192	106,923,303
Valero Energy Corp.	56,603	13,857,546
Williams Cos., Inc.	1,505,684	107,490,781
		1,495,037,841
Passenger Airlines — 1.7%
Alaska Air Group, Inc.(1)	189,579	8,724,426
Delta Air Lines, Inc.	1,372,780	113,226,894
Southwest Airlines Co.	186,540	8,011,893
United Airlines Holdings, Inc.(1)	765,204	87,845,419
		217,808,632
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	274,948	24,456,625
Pharmaceuticals — 2.4%
Jazz Pharmaceuticals PLC(1)	154,718	36,589,260
Merck & Co., Inc.	1,899,191	225,471,955
Viatris, Inc.	2,917,765	47,442,859
		309,504,074
Professional Services — 0.1%
Automatic Data Processing, Inc.	72,429	16,067,649
Paycom Software, Inc.	534	74,584
		16,142,233
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1)	1,365,749	6,883,375
Semiconductors and Semiconductor Equipment — 10.4%
Amkor Technology, Inc.	11,970	832,633
Applied Materials, Inc.	302,603	136,189,506
Cirrus Logic, Inc.(1)	44,201	7,511,960
First Solar, Inc.(1)	9,677	2,968,807
KLA Corp.	62,148	119,430,433
Lam Research Corp.	1,018,944	324,207,602
Micron Technology, Inc.	604,968	587,423,928
ON Semiconductor Corp.(1)	742,641	89,577,357
QUALCOMM, Inc.	262,696	65,941,950
Skyworks Solutions, Inc.	41,234	3,210,067
		1,337,294,243
Software — 1.9%
Cipher Digital, Inc.(1)	205	4,848
Circle Internet Group, Inc.(1)	2,485	280,805
Clear Secure, Inc., Class A	83,760	4,644,492

InterDigital, Inc.	75,954	19,147,244
Manhattan Associates, Inc.(1)	393	58,970
Microsoft Corp.	466,288	209,941,509
Pegasystems, Inc.	144,912	5,177,706
		239,255,574
Specialty Retail — 5.2%
Abercrombie & Fitch Co., Class A(1)	63,401	4,895,825
AutoNation, Inc.(1)	78,317	14,701,667
Best Buy Co., Inc.	499,591	38,943,118
Burlington Stores, Inc.(1)	162,230	52,534,941
CarMax, Inc.(1)	15,410	687,594
Chewy, Inc., Class A(1)	35,857	808,217
Five Below, Inc.(1)	105,082	23,891,444
Gap, Inc.	731,960	15,480,954
Lithia Motors, Inc.	34,642	10,077,011
Murphy USA, Inc.	48,474	24,529,298
Ross Stores, Inc.	583,542	135,224,188
TJX Cos., Inc.	1,262,305	195,341,699
Tractor Supply Co.	1,115,819	35,181,773
Ulta Beauty, Inc.(1)	109,455	55,696,177
Urban Outfitters, Inc.(1)	138,240	10,043,136
Williams-Sonoma, Inc.	280,867	57,176,095
		675,213,137
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	1,307,275	407,948,236
Textiles, Apparel and Luxury Goods — 1.2%
Crocs, Inc.(1)	97,034	11,515,025
Deckers Outdoor Corp.(1)	395,016	44,972,571
Levi Strauss & Co., Class A	278,300	6,456,560
Lululemon Athletica, Inc.(1)	289,516	37,978,709
Ralph Lauren Corp.	93,597	34,059,948
VF Corp.	1,212,765	20,835,303
		155,818,116
Trading Companies and Distributors — 0.8%
Fastenal Co.	200	8,840
GATX Corp.	20,488	3,464,111
WW Grainger, Inc.	77,872	96,112,737
		99,585,688
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	452,094	84,781,188
TOTAL COMMON STOCKS (Cost $10,226,086,150)		12,862,109,417
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1)(2) (Cost $—)	30,403	20,370
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,515,502	5,515,502
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,274,413	3,274,413
TOTAL SHORT-TERM INVESTMENTS (Cost $8,789,915)		8,789,915
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $10,234,876,065)		12,870,919,702
OTHER ASSETS AND LIABILITIES — 0.1%		10,322,411
TOTAL NET ASSETS — 100.0%		$12,881,242,113

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,015,677. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,507,695, which includes securities collateral of $11,233,282.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.